Earnings/Loss Per Share (Tables)	12 Months Ended
Jan. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Denominator Used In Calculation of Basic And Diluted Loss Per Share
A reconciliation of the denominator used in the calculation of basic and diluted loss per share is as follows (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Numerator:
Net loss	$(47,426)	$(262,688)	$(232,175)
Denominator:
Weighted-average shares outstanding for basic loss per share	661,647	624,148	597,613
Effect of dilutive securities:
Convertible senior notes	0	0	0
Employee stock awards	0	0	0
Warrants	0	0	0
Adjusted weighted-average shares outstanding and assumed conversions for diluted loss per share	661,647	624,148	597,613

Shares Excluded From Diluted Earnings Or Loss Per Share
The weighted-average number of shares outstanding used in the computation of basic and diluted earnings/loss per share does not include the effect of the following potential outstanding common stock. The effects of these potentially outstanding shares were not included in the calculation of diluted earnings/loss per share because the effect would have been anti-dilutive (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Employee Stock awards	26,615	22,157	19,664
Convertible senior notes	17,309	25,953	43,965
Warrants	17,309	37,517	44,253